Schedule of Stock Option Outstanding (Details) - CAD / shares	Apr. 30, 2017	Jul. 31, 2016
Number of Shares	5,729,142
Exercise Price	CAD 0.24
Stock Option [Member]
Number of Shares	1,100,000	2,700,000
Exercise Price	CAD 0.15	CAD 0.15
Stock Option [Member]
Number of Shares	586,600
Exercise Price	CAD 0.20
Stock Option [Member]
Number of Shares	2,142,542
Exercise Price	CAD 0.24
Stock Option [Member]
Number of Shares	500,000
Exercise Price	CAD 0.33
Stock Option [Member]
Number of Shares	500,000
Exercise Price	CAD 0.27
Stock Option [Member]
Number of Shares	900,000
Exercise Price	CAD 0.28
Warrant [Member]
Number of Shares	192,670	464,750
Exercise Price	CAD 0.10	CAD 0.10
Warrant [Member]
Number of Shares	1,500,000	1,500,000
Exercise Price	CAD 0.227	CAD 0.227
Warrant [Member]
Number of Shares	22,148,800
Exercise Price	CAD 0.40
Warrant [Member]
Number of Shares	2,286,100
Exercise Price	CAD 0.40
Warrant [Member]
Number of Shares	465,500
Exercise Price	CAD 0.40
Warrant [Member]
Number of Shares	26,593,070	1,964,750
Exercise Price	CAD 0.39	CAD 0.20